Note 13 - Stockholders' Equity (Deficit) (Details Textual)																1 Months Ended			3 Months Ended	6 Months Ended		12 Months Ended
	Dec. 28, 2018 USD ($) $ / shares shares	Sep. 07, 2018 USD ($) $ / shares shares	Sep. 06, 2018 $ / shares shares	Aug. 02, 2018 USD ($) $ / shares shares	May 02, 2018 shares	Mar. 01, 2018 USD ($) $ / shares shares	Feb. 23, 2018 $ / shares shares	Feb. 21, 2018 USD ($) $ / shares shares	Feb. 15, 2018 USD ($) $ / shares shares	Feb. 07, 2018 USD ($) $ / shares shares	Jan. 31, 2018 USD ($) $ / shares shares	Jan. 30, 2018 USD ($) $ / shares shares	Jan. 22, 2018 shares	Jan. 18, 2018 USD ($) $ / shares shares	May 11, 2017 $ / shares shares	Feb. 15, 2018 $ / shares shares	Jun. 30, 2017 USD ($) $ / shares shares	Feb. 28, 2017 USD ($) $ / shares shares	Mar. 31, 2018 USD ($)	Jun. 30, 2019 USD ($) $ / shares shares	Jun. 30, 2018 USD ($) shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Jun. 28, 2019 $ / shares	Mar. 26, 2018 USD ($) $ / shares shares	Feb. 20, 2018	Jan. 23, 2018 shares	Dec. 31, 2016 $ / shares	Mar. 26, 2016	Dec. 31, 2015 shares
Common Stock, Shares Authorized													150,000,000							250,000,000		250,000,000	250,000,000				250,000,000
Common Stock, Par or Stated Value Per Share | $ / shares																				$ 0.001		$ 0.001	$ 0.001
Preferred Stock, Shares Authorized																						1,532,500
Preferred Stock, Par or Stated Value Per Share | $ / shares																						$ 0.001	$ 0.001
Stock Issued During Period, Shares, New Issues																		500,000
Stock Issued During Period, Value, New Issues | $																		$ 150,000	$ 3,000,000			$ 3,000,000	$ 350,000
Shares Issued, Price Per Share | $ / shares																		$ 0.30
Class of Warrant or Right, Granted in Period																		2				31,700,002	3,500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																				$ 0.14		$ 0.14	$ 0.24					$ 0.30
Proceeds from Warrant Exercises | $																					$ 120,000	$ 120,000
Stock Issued During Period, Shares, Conversion of Convertible Securities													6,000,000
Preferred Stock, Shares Outstanding, Ending Balance																						0
Stock Repurchased and Retired During Period, Value | $																						$ 366,707
Repurchase of Shares in Conjunction with License Agreement, Value | $																						$ 144,639
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross																							4,500,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares																							$ 0.11
Share Price | $ / shares																						$ 0.03		$ 0.04
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value | $ / shares
Stock Issued During Period, Value, Warrants Exercised | $																			120,000			$ 120,000
Proceeds from Issuance of Warrants | $																					100	$ 100
Revolution Blockchain, LLC [Member]
Equity Method Investment, Ownership Percentage																									4.00%				4.00%
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period																						11,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value | $ / shares																						$ 0.41
The 2015 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized													6,000,000														18,000,000			6,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate																							0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate																							304.61%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate																							2.39%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term																							10 years
The 2015 Equity Incentive Plan [Member] | Share-based Payment Arrangement, Option [Member] | Selling, General and Administrative Expenses [Member]
Share-based Payment Arrangement, Expense | $																				70,831	91,155	$ 162,067	$ 173,552
The 2015 Equity Incentive Plan [Member] | Executive Officers, Directors, and Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross															4,500,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares															$ 0.11
Share-based Compensation Arrangement by Share-based Payment Award, Options, Number of Vesting Installments															12
Share-based Compensation Arrangement by Share-based Payment Award, Options, Number of Shares Vesting per Period															375,000
The 2015 Equity Incentive Plan [Member] | Certain Officers and Directors [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period								10,750,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Outstanding | $								$ 4,515,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period								3 years
Shares Granted, Value, Share-based Payment Arrangement, after Forfeiture, Total | $								$ 4,515,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value | $ / shares								$ 0.42
The 2015 Equity Incentive Plan [Member] | Vice President of Finance and Accounting [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Payment Arrangement, Expense | $																				$ 737,919	$ 533,021	1,279,201
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period				250,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period				3 years
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Total Value | $				$ 17,500
Shares Granted, Value, Share-based Payment Arrangement, after Forfeiture, Total | $				$ 17,500
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value | $ / shares				$ 0.07
TapGames [Member] | Games Revenue Share and Stock Repurchase Agreement [Member]
Repurchase of Shares in Conjunction with License Agreement, Shares	7,646,446
Repurchase of Shares in Conjunction with License Agreement, Price Per Share | $ / shares	$ 0.02
Repurchase of Shares in Conjunction with License Agreement, Value | $	$ 144,639
Private Placement [Member]
Stock Issued During Period, Shares, New Issues									4,645,835	8,562,499		11,791,668				25,000,002
Stock Issued During Period, Value, New Issues | $									$ 557,500	$ 1,027,500		$ 1,415,000
Shares Issued, Price Per Share | $ / shares									$ 0.12	$ 0.12		$ 0.12				$ 0.12
Warrants and Rights Outstanding, Term									5 years							5 years
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares									$ 0.144							$ 0.144
Proceeds from Issuance of Private Placement | $									$ 498,303	$ 920,680		$ 1,162,804
Private Placement, Agent Fees									10.00%	10.00%		10.00%
Conversion from Series A-1 Preferred Stock to Common Stock [Member]
Conversion of Stock, Shares Converted													1,500
Conversion of Stock, Shares Issued													6,000,000
Conversion Series B Stock to Common Stock [Member]
Conversion of Stock, Shares Converted					500
Conversion of Stock, Shares Issued					4,166,667
Stock Purchase Program With Investor [Member]
Stock Repurchase Program, Number of Shares Authorized to be Repurchased																	2,000,000
Stock Repurchase Program, Authorized Amount | $																	$ 200,000
Warrant 1 [Member]
Warrants and Rights Outstanding, Term																		3 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																		500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares														$ 0.12				$ 0.30
Warrant 2 [Member]
Warrants and Rights Outstanding, Term																		3 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																		500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																		$ 0.36
Warrants 1 and 2 [Member]
Proceeds from Warrant Exercises | $														$ 120,000
Stock Issued During Period, Share, Warrants Exercised														1,000,000
Investor Warrants [Member]
Warrants and Rights Outstanding, Term																	3 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																	2,500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																	$ 0.20
Investor Warrants [Member] | Private Placement [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights									4,645,835	8,562,499						4,645,835
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares									$ 0.144	$ 0.144						$ 0.144
Common Stock Purchase Warrants [Member]
Warrants and Rights Outstanding, Term																	3 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																	2,500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																	$ 0.20
Common Stock Purchase Warrants [Member] | Private Placement [Member]
Warrants and Rights Outstanding, Term												5 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights												11,791,668
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares												$ 0.144
Warrants Cancelled in Debt Refinancing [Member]
Class of Warrant or Right, Warrants Cancelled in Period																	10,926,829
February 2017 Stock Purchase Agreement Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights											1,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares											$ 0.12
Stock Issued During Period, Value, Warrants Exercised | $											$ 120,000
Placement Agent Warrants [Member]
Warrants and Rights Outstanding, Term									5 years							5 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights									5,000,000							5,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares									$ 0.15							$ 0.15
Westpark Capital, Inc. Warrant [Member]
Warrants and Rights Outstanding, Term						3 years																				180 days
Class of Warrant or Right, Number of Securities Called by Warrants or Rights						1,400,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares						$ 0.01
Share-based Payment Arrangement, Expense | $																			416,006			416,006
Proceeds from Issuance of Warrants | $						$ 100													100			100
Warrants and Rights Outstanding | $																			$ 416,106			$ 416,106
Warrants Issued With the Purchase of Revolution Blockchain [Member]
Warrants and Rights Outstanding, Term																									3 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																									300,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																									$ 0.25
Warrants, Fair Value Disclosure | $																									$ 35,385
Warrants Issued With the Purchase of Revolution Blockchain [Member] | Measurement Input, Expected Dividend Rate [Member]
Warrants and Rights Outstanding, Measurement Input																									0
Warrants Issued With the Purchase of Revolution Blockchain [Member] | Measurement Input, Price Volatility [Member]
Warrants and Rights Outstanding, Measurement Input																									2.0965
Warrants Issued With the Purchase of Revolution Blockchain [Member] | Measurement Input, Risk Free Interest Rate [Member]
Warrants and Rights Outstanding, Measurement Input																									0.019
Warrants Issued With the Purchase of Revolution Blockchain [Member] | Measurement Input, Expected Term [Member]
Warrants and Rights Outstanding, Term																									3 years
Series A Convertible Preferred Stock [Member]
Preferred Stock, Shares Authorized																						840
Preferred Stock, Par or Stated Value Per Share | $ / shares																				$ 0.001		$ 0.001	$ 0.001
Convertible Securities, Shares Exchanged							420										10,926,829
Preferred Stock, Shares Outstanding, Ending Balance																				0		0	420
Series A-1 Convertible Preferred Stock [Member]
Preferred Stock, Shares Authorized																						1,500
Preferred Stock, Par or Stated Value Per Share | $ / shares																				$ 0.001		$ 0.001	$ 0.001
Stock Issued During Period, Shares, Conversion of Convertible Securities																	1,500
Preferred Stock, Shares Outstanding, Ending Balance													1,500							0		0	1,500
Series B Convertible Preferred Stock [Member]
Preferred Stock, Shares Authorized																						1,854
Stock Issued During Period, Shares, Conversion of Convertible Securities							1,854
Preferred Stock, Shares Outstanding, Ending Balance																					1,854
Series B Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share | $ / shares							$ 1,000													$ 0.001		$ 0.001	$ 0.001
Preferred Stock, Shares Outstanding, Ending Balance		0																		0		0	0
Stock Repurchased and Retired During Period, Shares		1,354
Stock Repurchased and Retired During Period, Share Price | $ / shares		$ 270.83
Stock Repurchased and Retired During Period, Value | $		$ 366,707
Convertible Preferred Stock Terms of Conversion, Shares Issuable		11,283,333	11,283,333
Convertible Preferred Stock, Conversion Price Per Share | $ / shares		$ 0.0325	$ 0.0325				$ 0.12